Other Current Liabilities (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Other Liabilities Current [Line Items]
Accrued expenses	$ 10,763,075	$ 5,231,299
Other payables	7,816,735	2,391,233
Other tax payable	4,105,539	1,675,452
Accrued professional fees	2,557,954	5,003,932
Accrued client service fees	1,279,587	736,165
Conference fees payable	736,749	189,166
Other liabilities, current	$ 27,259,639	$ 15,227,247